Principal accounting policies (Right-of-use assets) (Detail)	12 Months Ended
Dec. 31, 2019
Buildings [member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	3 – 10 years
Electric utility plant in service [member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	3 – 12 years
Transportation facilities [member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	3 years
Land use rights [member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	10 – 50 years
Others [member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	5 – 15 years